SIGNIFICANT TRANSACTIONS - Summary of book value and fair value of the identified assets and liabilities of the entities purchased (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Nov. 01, 2019	Jun. 28, 2019	Mar. 27, 2019	Jan. 31, 2019
Assets
Cash	S/ 92,732
Investments	177,927
Loans, net	651,856
Right-of-use assets, net	11,784
Property, furniture and equipment, net, Note 10(a)	10,594
Intangible, Note 11
Software and licenses	76,061
Brand "Culqi"	1,164
Brand "Recarga"	2,790
Client relationships	18,462
PayPal Contract	7,504
Fund manager contract	4,298
Anti-competition contract	12,745
Deferred tax assets	18,783
Other assets	78,262
Liabilities
Deposits and obligations	794,893
Due to banks and correspondents	50,659
Lease liabilities	12,554
Deferred tax liabilities	18,940
Other liabilities	41,431
Total net assets identified at fair value	246,485
Non-controlling interest	(56,689)
Goodwill arising on acquisition	275,859
Total purchase consideration	S/ 465,655
Bancompartir | Book value
Assets
Cash			S/ 30,985
Investments			153,188
Loans, net			706,621
Right-of-use assets, net			6,578
Property, furniture and equipment, net, Note 10(a)			5,969
Intangible, Note 11
Software and licenses			60,450
Other assets			58,557
Liabilities
Deposits and obligations			794,893
Due to banks and correspondents			50,659
Lease liabilities			6,874
Deferred tax liabilities			139
Other liabilities			16,101
Total net assets identified at fair value			153,682
Bancompartir | Fair value adjustments
Assets
Loans, net			(54,765)
Property, furniture and equipment, net, Note 10(a)			374
Intangible, Note 11
Anti-competition contract			5,454
Deferred tax assets			18,242
Liabilities
Deferred tax liabilities			1,895
Total net assets identified at fair value			(32,590)
Bancompartir | Fair value recognized on acquisition
Assets
Cash			30,985
Investments			153,188
Loans, net			651,856
Right-of-use assets, net			6,578
Property, furniture and equipment, net, Note 10(a)			6,343
Intangible, Note 11
Software and licenses			60,450
Anti-competition contract			5,454
Deferred tax assets			18,242
Other assets			58,557
Liabilities
Deposits and obligations			794,893
Due to banks and correspondents			50,659
Lease liabilities			6,874
Deferred tax liabilities			2,034
Other liabilities			16,101
Total net assets identified at fair value			121,092
Non-controlling interest			(56,689)
Goodwill arising on acquisition			188,271
Total purchase consideration			S/ 252,674
Ultraserfinco S.A. | Book value
Assets
Cash		S/ 55,160
Investments		24,739
Right-of-use assets, net		5,206
Property, furniture and equipment, net, Note 10(a)		3,385
Intangible, Note 11
Other assets		17,784
Liabilities
Lease liabilities		5,680
Other liabilities		24,041
Total net assets identified at fair value		76,553
Ultraserfinco S.A. | Fair value adjustments
Assets
Property, furniture and equipment, net, Note 10(a)		688
Intangible, Note 11
Client relationships		13,376
Fund manager contract		4,298
Anti-competition contract		7,291
Liabilities
Deferred tax liabilities		7,924
Total net assets identified at fair value		17,729
Ultraserfinco S.A. | Fair value recognized on acquisition
Assets
Cash		55,160
Investments		24,739
Right-of-use assets, net		5,206
Property, furniture and equipment, net, Note 10(a)		4,073
Intangible, Note 11
Client relationships		13,376
Fund manager contract		4,298
Anti-competition contract		7,291
Other assets		17,784
Liabilities
Lease liabilities		5,680
Deferred tax liabilities		7,924
Other liabilities		24,041
Total net assets identified at fair value		94,282
Goodwill arising on acquisition		44,628
Total purchase consideration		S/ 138,910
Multicaja S.A | Book value
Assets
Cash				S/ 3,633
Property, furniture and equipment, net, Note 10(a)				34
Intangible, Note 11
Other assets				17
Liabilities
Other liabilities				192
Total net assets identified at fair value				3,492
Multicaja S.A | Fair value adjustments
Intangible, Note 11
Software and licenses				2,647
Liabilities
Deferred tax liabilities				715
Total net assets identified at fair value				1,932
Multicaja S.A | Fair value recognized on acquisition
Assets
Cash				3,633
Property, furniture and equipment, net, Note 10(a)				34
Intangible, Note 11
Software and licenses				2,647
Other assets				17
Liabilities
Deferred tax liabilities				715
Other liabilities				192
Total net assets identified at fair value				5,424
Goodwill arising on acquisition				14,182
Total purchase consideration				19,606
Tenpo | Book value
Assets
Cash				1,938
Property, furniture and equipment, net, Note 10(a)				112
Intangible, Note 11
Other assets				1,204
Liabilities
Other liabilities				142
Total net assets identified at fair value				3,112
Tenpo | Fair value adjustments
Intangible, Note 11
Software and licenses				4,640
Brand "Recarga"				2,790
Client relationships				2,536
PayPal Contract				7,504
Liabilities
Deferred tax liabilities				4,717
Total net assets identified at fair value				12,753
Tenpo | Fair value recognized on acquisition
Assets
Cash				1,938
Property, furniture and equipment, net, Note 10(a)				112
Intangible, Note 11
Software and licenses				4,640
Brand "Recarga"				2,790
Client relationships				2,536
PayPal Contract				7,504
Other assets				1,204
Liabilities
Deferred tax liabilities				4,717
Other liabilities				142
Total net assets identified at fair value				15,865
Goodwill arising on acquisition				25,260
Total purchase consideration				S/ 41,125
Culqi | Book value
Assets
Cash					S/ 1,016
Property, furniture and equipment, net, Note 10(a)					32
Intangible, Note 11
Software and licenses					2
Other assets					1,100
Liabilities
Other liabilities					955
Total net assets identified at fair value					1,195
Culqi | Fair value adjustments
Intangible, Note 11
Software and licenses					8,322
Brand "Culqi"					1,164
Client relationships					2,550
Deferred tax assets					541
Other assets					(400)
Liabilities
Deferred tax liabilities					3,550
Total net assets identified at fair value					8,627
Culqi | Fair value recognized on acquisition
Assets
Cash					1,016
Property, furniture and equipment, net, Note 10(a)					32
Intangible, Note 11
Software and licenses					8,324
Brand "Culqi"					1,164
Client relationships					2,550
Deferred tax assets					541
Other assets					700
Liabilities
Deferred tax liabilities					3,550
Other liabilities					955
Total net assets identified at fair value					9,822
Goodwill arising on acquisition					3,518
Total purchase consideration					S/ 13,340